Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Personnel expenses	$ 2,688	$ 2,368	$ 1,971
Audit fees	224	214	227
Consulting fees	200	178	275
Communication	21	21	21
Stationery	2	2	3
Greek tax authorities (note 17)	314	216	236
Other	702	695	808
Total	$ 4,151	$ 3,694	$ 3,541